RIGHT-OF-USE ASSETS - Schedule of Amounts Recognized in Consolidated Statements of Profit or Loss and Other Comprehensive Income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of profit or loss and other comprehensive income [abstract]
Interest on lease liabilities	$ 90,007	$ 67,506
Expenses relating to short-term lease and low value assets	15,570	126,744
Depreciation charge for right-of-use assets	$ 288,017	$ 227,394